Summary of Significant Accounting Policies - Schedule of Revenue Recognition, Net (Details) - Commodities Brokerage Services	12 Months Ended
Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Line Items]
Commodities trading gain (loss)	$ (9,864)
Commission income	59,824
Total net revenue from commodities trading business	$ 49,960